Transactions and Balances with Related Parties -Related party balances' analysis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties
Amounts receivable (payable)	$ (659,974)	$ 449,629
Kyklades Maritime Corporation
Transactions and Balances with Related Parties
Amounts receivable (payable)	(659,974)	449,629
Amounts payable	$ 659,974
Amounts receivable		$ 449,629